SCHEDULE OF EQUITY-BASED (NON-CASH) COMPENSATION FOR EMPLOYEES (PERSONNEL) AND CONSULTANTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subtotal Employee Compensation	$ 3,321,829	$ 6,028
Professional Fees (General and Administrative)	1,570,281	12,566
Total Non-Cash Share-Based Compensation	4,892,110	18,594
Cost of Sales [Member]
Subtotal Employee Compensation	178,140
Selling and Marketing Expense [Member]
Subtotal Employee Compensation	729,592
General and Administrative Expense [Member]
Subtotal Employee Compensation	$ 2,414,097	$ 6,028